Expense Example, No Redemption - Allspring US Equity Funds - Classes A, C, R6, Administrator and Institutional - Special Mid Cap Value Fund - Class C	Sep. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 190
Expense Example, No Redemption, 3 Years	588
Expense Example, No Redemption, 5 Years	1,011
Expense Example, No Redemption, 10 Years	$ 2,190